Stockholders' Equity - Narrative (Details) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Jan. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 12, 2023	May 11, 2023	Jan. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock compensation							$ 182,589	$ 192,449	$ 704,736	$ 298,063
Share-based compensation expense not yet recognized, options							$ 900,000		$ 1,053,547
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)						295,000,000	200,000,000		200,000,000		200,000,000	295,000,000	195,000,000
Common stock, shares issued (in shares)							22,304,761		22,303,333		22,504,669	180,037,350
Common stock, shares outstanding (in shares)							22,304,761		22,303,333		22,504,669	180,037,350
Conversion of stock, shares issued (in shares)	1,300,001	1,428	22,662	201,806	37,500	72,152
Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)							15,000,000		15,000,000
Common stock, shares issued (in shares)							1,528,460		1,529,888
Common stock, shares outstanding (in shares)							1,528,460		1,529,888
Stock converted (in shares)		1,428	22,662	201,806	37,500